Cover	Jan. 22, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 22, 2024
Entity Registrant Name	WEX Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32426
Entity Tax Identification Number	01-0526993
Entity Address, Address Line One	1 Hancock Street
Entity Address, City or Town	Portland
Entity Address, State or Province	ME
Entity Address, Postal Zip Code	04101
City Area Code	(207)
Local Phone Number	733-8171
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001309108
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	WEX
Security Exchange Name	NYSE